Consolidated Statement of Stockholders' Equity (Deficit) - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Nov. 13, 2017
Net loss			(31,465)	(31,465)
Common stock issued	583	(183)		400
Balance at Dec. 31, 2017	583	(183)	(31,465)	(31,065)
Net loss			(490,102)	(490,102)
Recapitalization	310	(33,452)		(33,142)
Common stock issued	382	4,652,304		4,652,686
Stock option compensation expense		180,802		180,802
Balance at Jun. 30, 2018	$ 1,275	$ 4,799,471	$ (521,567)	$ 4,279,179